Eaton Vance Short Duration Government Income Fund

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to Prospectus dated March 1, 2018 as revised October 15, 2018

Effective December 1, 2018:

1.	The following replaces “Portfolio Manager.” under “Fund Summaries – Eaton Vance Government Opportunities Fund”:

Portfolio Managers.

Andrew Szczurowski, Vice President of BMR, has managed or co-managed the Fund since July 2014.

Alexander Payne, Vice President of BMR, has managed the Fund since December 2018.

2.	The following replaces “Fees and Expenses of the Fund” in “Fund Summaries – Eaton Vance Short Duration Government Income Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 32 of the Fund’s Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.25%	0.85%	None
Other Expenses(1)	0.11%	0.12%	0.11%
Acquired Fund Fees and Expenses	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	0.91%	1.52%	0.66%
Expense Reimbursement(2)	(0.06)%	(0.07)%	(0.06)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%	1.45%	0.60%
(1)	“Other Expenses” have been restated to delete the fees allocated to the Fund in connection with investing in Short-Term U.S. Government Portfolio, the Fund’s master portfolio.
(2)	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85% for Class A shares, 1.45% for Class C shares and 0.60% for Class I shares. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$310	$503	$712	$1,314	$310	$503	$712	$1,314
Class C shares	$248	$473	$822	$1,807	$148	$473	$822	$1,807
Class I shares	$61	$205	$362	$817	$61	$205	$362	$817

3.       The following replaces the fourth paragraph under “Management and Organization”:

Andrew Szczurowski and Alexander Payne manage the Fund. Mr. Szczurowski has managed or co-managed the Fund since July 2014 and manages other Eaton Vance portfolios. Prior to October 8, 2018, he managed the Government Obligations Portfolio, in which the Government Opportunities Fund invested. Mr. Szczurowski is a Vice President of BMR and Eaton Vance and has been employed by Eaton Vance for more than five years. Mr. Payne has managed the Fund since December 2018. He is a Vice President of BMR and Eaton Vance and has been employed by Eaton Vance since 2015. Prior to 2015, Mr. Payne worked at Goldman Sachs and Kingsguard Advisors, LP from 2007 to 2015.

November 30, 2018	30699 11.30.18

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 32 of the Fund’s Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Short Duration Government Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Short Duration Government Income Fund		Class A	Class C	Class I
Management Fees		none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.85%	none
Other Expenses	[1]	0.11%	0.12%	0.11%
Acquired Fund Fees and Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		0.91%	1.52%	0.66%
Expense Reimbursement	[2]	(0.06%)	(0.07%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.85%	1.45%	0.60%
[1]	"Other Expenses" have been restated to delete the fees allocated to the Fund in connection with investing in Short-Term U.S. Government Portfolio, the Fund's master portfolio.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85% for Class A shares, 1.45% for Class C shares and 0.60% for Class I shares. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Short Duration Government Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	310	503	712	1,314
Class C	248	473	822	1,807
Class I	61	205	362	817

Expense Example, No Redemption - Eaton Vance Short Duration Government Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	310	503	712	1,314
Class C	148	473	822	1,807
Class I	61	205	362	817